Accrued Expenses and Other Current Liabilities - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Accrued Expenses and Other Current Liabilities [Member]
Outstanding restructuring liabilities	$ 5,080
Bacthera [Member]
Accrued expense	$ 30,049